Interest expense and finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Interest expense and finance costs
Schedule of Interest expense and finance costs

	For the years ended December 31
In thousands of U.S. Dollars	2025	2024	2023
Interest incurred – debt	5,105	4,140	8,033
Interest incurred – finance leases	—	1,500	3,718
Amortization of deferred finance fees	1,007	1,138	1,237
Interest rate swaps	—	—	(1,580)
	6,112	6,778	11,408

	For the years ended December 31
In thousands of U.S. Dollars	2025	2024	2023
Loss on extinguishment of debt	469	—	—
Gain on extinguishment of finance leases	—	(1,432)
	469	(1,432)	—